8. INCOME TAXES (Details 1) (USD $)	Aug. 31, 2013 Canadian	Aug. 31, 2012 Canadian As Restated	Aug. 31, 2013 United States	Aug. 31, 2012 United States As Restated
Deferred income tax assets:
Impairment	$ 0	$ 0	$ 307,998	$ 307,998
Organization costs	0	0	68,312	76,732
Accrued salaries	0	0	36,242	0
US net operating loss carryforwards	0	0	1,339,258	545,564
Canadian net operating loss carryforwards	517,585	18,233	0	0
Stock Compensation	0	0	1,138,564	599,273
Total deferred income tax assets	517,585	18,233	2,904,701	1,529,567
Deferred income tax liabilities:
Gain on acquisition of assets	(3,297,434)	0	0	0
Total deferred income tax liabilities	(3,297,434)	0	0	0
Total net deferred income tax asset (liability)	(2,779,849)	1,823	2,890,374	1,529,567
Less: valuation allowance	0	(18,233)	(2,890,374)	(1,529,567)
Deferred income tax asset (liability)	$ (2,779,849)	$ 0	$ 0	$ 0